Investments and assets and liabilities held for sale	12 Months Ended
Dec. 31, 2017
Investments and assets and liabilities held for sale [Abstract]
Investments and assets and liabilities held for sale
10.	Investments and assets and liabilities held for sale

10.1	Investments

Investments are classified as follows:

Description	2017	2016

Investments	7,206	44,467
Goodwill on acquisition	-	70,185
Total investments	7,206	114,652

Presented below are the percentage ownership of the Company’s interest in associates and joint ventures and related key information as at December 31, 2017 and 2016.

	December 31, 2017
	Interest held	Current assets	Non-current Assets	Current liabilities	Non-current Liabilities	Equity	Net revenue	Net income (loss)
Associates
Metropolitana Serviços Ambientais Ltda.	50.00%	5,100	10,764	1,078	373	14,413	-	(1,786)

	December 31, 2016
	Interest held	Current assets	Non-current Assets	Current liabilities	Non-current Liabilities	Equity	Net revenue	Net income (loss)
Associates
Logística Ambiental de São Paulo – Loga (a)	37.65%	106,582	180,851	169,914	73,175	44,344	476,195	26,153
Unidade de Tratamento de Resíduos - UTR S.A. (b)	54.00%	11,978	4,494	3,596	577	12,299	25,346	7,729
CGR - Catanduva Centro Ger. Resíduos Ltda. (c)	50.00%	3,465	14,956	7,439	2,188	8,794	10,355	426
Terrestre Ambiental Ltda. (a)	40.00%	8,236	24,835	4,985	8,106	19,980	39,890	(1,279)
ATTEND Ambiental Ltda. (a)	55.00%	10,143	38,342	43,635	925	3,925	28,639	159
Metropolitana Serviços Ambientais Ltda.	50.00%	5,208	8,609	278	379	13,160	-	(1,671)

(a)
As a result of the Company’s reorganization, on December 21, 2017, the interest in these companies were transferred to Latte Saneamento e Participações S.A. (“Latte”), a related party, whose shareholders are also shareholders of the Company.

(b)	On August 1, 2017, the activities of this company were discontinued.
(c)	On May 31, 2017, the Company became the controlling shareholder (refer to Note 9).

Changes in investments at December 31, 2017 are as follows:

	Balances at 12/31/2016	Capital contribution and future capital contribution	Share of profit of an associate	Dividends	Business Combination	Transfer of associates	Other	Balances at 12/31/2017
Associates
Logística Ambiental de São Paulo – Loga (a)	16,697	-	-	-	-	(18,073)	1,376	-
Unidade de Tratamento de Resíduos - UTR S.A. (b)	6,643	-	(303)	-		-	(6,340)	-
CGR - Catanduva Centro Ger. Resíduos Ltda. (c)	4,396	-	176	-	(4,572)	-	-	-
Terrestre Ambiental Ltda. (a)	7,995	-	-	-	-	(8,098)	103	-
ATTEND Ambiental Ltda. (a)	2,158	-	-	-	-	(2,842)	684	-
Metropolitana Serviços Ambientais Ltda.	6,578	1,026	(893)	-	-	-	495	7,206
Total investments	44,467	1,026	(1,020)	-	(4,572)	(29,013)	(3,682)	7,206

Goodwill on investment acquisition	70,185	-	-	-	-	(71,117)	932	-
Total	114,652	1,026	(1,020)	-	(4,572)	(100,130)	(2,750)	7,206

(a)
As a result of the Company’s reorganization, on December 21, 2017, the interest in these companies were transferred to Latte Saneamento e Participações S.A. (“Latte”), an entity controlled by the Company shareholders prior to the reorganization, for no consideration. In addition, an account receivable for an amount of R$3 was also transferred to such shareholders. As a result, the Company recorded the transaction as a distribution to its shareholders in equity for an amount of R$103,203, representing the carrying amount of these investments and the account receivable.

(b)	On August 1, 2017, the activities of this company were discontinued.
(c)	On May 31, 2017, the Company became the controlling shareholder (refer to Note 9).

Changes in investments at December 31, 2016 are as follows:

	Balances at 12/31/2015	Capital contribution and future capital contribution	Share of profit of an associate	Dividends	Other	Balances at 12/31/2016
Associates
Logística Ambiental de São Paulo – Loga	9,002	-	9,848	(2,153)	-	16,697
Unidade de Tratamento de Resíduos - UTR S.A.	5,061	-	4,174	(2,592)	-	6,643
CGR - Catanduva Centro Ger. Resíduos Ltda.	4,346	-	213	(180)	17	4,396
Terrestre Ambiental Ltda.	8,508	-	(511)	-	(2)	7,995
Attend Ambiental Ltda.	2,071	-	87	-	-	2,158
Metropolitana Serviços Ambientais Ltda.	2,266	4,916	(836)	-	232	6,578
	31,254	4,916	12,975	(4,925)	247	44,467
Goodwill on investments acquisition	73,008	-	(2,823)	-	-	70,185
Total	104,262	4,916	10,152	(4,925)	247	114,652

Changes in investments at December 31, 2015 are as follows:

	Balances at 12/31/2014	Share of profit of an associate	Dividends	Amortization	Other	Corporate restructuring	Balances at 12/31/2015
Associates
Logística Ambiental de São Paulo – Loga	9,227	5,293	(5,518)	-	-	-	9,002
Unidade de Tratamento de Resíduos - UTR S.A.	6,475	4,623	(6,037)	-	-	-	5,061
CGR - Catanduva Centro Ger. Resíduos Ltda.	3,707	657	-	-	(18)	-	4,346
Terrestre Ambiental Ltda.	7,948	1,565	(999)	-	(6)	-	8,508
Attend Ambiental Ltda.	1,739	332	-	-	-	-	2,071
Metropolitana Serviços Ambientais Ltda.	4,879	(1,385)	-	-	(1,228)	-	2,266
	33,975	11,085	(12,554)	-	(1,252)	-	31,254
Goodwill on investments acquisition	73,656	-	-	(648)	-	-	73,008
	107,631	11,085	(12,554)	(648)	(1,252)	-	104,262

In 2015 and 2016 the Company jointly with another party, owned a consortium, Consórcio Soma – Soluções em Meio Ambiente, through which it provided urban cleaning and street sweeping services to the municipality of São Paulo. The Company’s participation in the consortium was accounted for as joint operation. In 2017, the Company transferred substantially all of the assets and liabilities of the consortium to a newly created entity, SPE Soma Soluções em Meio Ambiente Ltda, which as of December 31, 2017 is a consolidated subsidiary of the Company.

10.2.	Discontinued operations

Discontinued operations are comprised by:

	2017	2016	2015
a) Income Statements
Doña Juana (10.2.1)	687	41	(4,521)

Total	687	41	(4,521)

b) Assets	6,580
Leccaros (10.2.2)		-	-

b) Liabilities
Doña Juana (10.2.1)	23,787	24,220	17,903

10.2.1.	Doña Juana

At December 31, 2016, the Company classified Doña Juana as an asset held for sale in accordance with IFRS 5. After the investment in Doña Juana was classified as held for sale, the Company accounts for such investment under the equity method in accordance with IAS 28. (see Note 1.3.2). After USA Global made the first payment to us for Doña Juana, the composition of Doña Juana’s management completely changed such that the Company ceased to control the entity.

For the years ended December 31, 2017, 2016 and 2015, Doña Juana’s profit or loss for the year was as follows:

	2017	2016	2015

Revenue from services rendered	69,384	52,000	78,129
Cost of services	(56,384)	(38,807)	(52,937)
Gross profit	13,000	13,193	25,192

General and administrative expenses	(5,904)	(4,856)	(12,789)
Other operating income (expenses)	(1,707)	(1,253)	(6,096)
Finance income (costs)	(4,083)	(6,076)	(10,277)
Current and deferred income and social contribution taxes	41	(927)	(551)
Profit (loss) for the year (a)	1,347	81	(4,521)

(a)
As described in the note 1.3, investment in Doña Juana ceased being consolidated in 2016 and was accounted for under the equity method. The Company’s share of profits for the years ended December 31, 2017 and 2016 included in discontinued operations was R$687 and R$41.

Main classes of assets and liabilities of Doña Juana classified as held for sale at December 31, 2017 and 2016 are as follows:

	2017	2016
Assets
Current assets
Cash and cash equivalents	3,092	1,416
Trade accounts receivable	7,581	8,152
Taxes recoverable	436	198
Advances to suppliers	4,305	4,567
Other current assets	2,818	4,330
Total current assets	18,232	18,663

Non-current assets
Property, plant and equipment	8,862	8,573
Intangible assets	6,821	6,304
Other current assets	49	1,244
Total non-current assets	15,732	16,121
Total assets	33,964	34,784

	2017	2016
Liabilities
Current liabilities
Loans and financing	29,714	33,846
Trade accounts payable	21,481	22,573
Labor payable	863	833
Tax liabilities	6,010	10,072
Other current liabilities	10,367	3,468
Total liabilities	68,435	70,792

Non-current liabilities

Capital	6,858	6,858
Accumulated losses	(41,329)	(42,866)
Total equity	(34,471)	(36,008)
Total liabilities and equity	33,964	34,784

Net cash flows incurred by Doña Juana are as follows:

	2017	2016	2015

Operating activities	27,404	26,477	(2,221)
Investing activities	(17,675)	(14,216)	665
Financing activities	(8,053)	(13,115)	4,191
Net cash generated/(used)	1,676	(854)	2,635

a)	The breakdown of the investment in Doña Juana is as follows:

	2017	2016

Doña Juana’s equity	(34,471)	(36,008)

Investment - Estre Ambiental - 51% (interest)	(17,580)	(18,364)
Advances received	(6,207)	(5,856)
Total	(23,787)	(24,220)

10.2.2	Disposal of interest in Leccaros Participações S.A.

On April 23, 2018, the Company completed the sale of its 50% interest in Leccaros Participações S.A. (“Leccaros”), for a total selling price of R$22,067, of which R$10,000 in cash was received upon closing the transaction and R$12,067 will be received in 12 equal monthly instalments. Leccaros owned a single asset represented by a land located in São Paulo state and did not have any operations. The net assets of Leccaros as of December 31, 2017, amounted to R$6,566 (R$3,283 attributable to equity holders of the parent). The transaction resulted in a gain on sale of R$37,567 (gain of R$18,784 attributable to equity holders of the parent).

As of December 31, 2017, the Company classified its investment in Leccaros as an asset held for sale.